Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Schedule Of Inventories
Schedule of Inventories

As of June 30, 2026 and 2025, the Company’s inventory is comprised of development costs related to projects in the development pipeline.

	June 30, 2026	June 30, 2025
Beginning of the year	$9,001	$6,531
Development costs	18,975	25,641
Cost of goods sold	(9,847)	(23,633)
Project cancellations	(1,856)	(56)
Returned inventory in-transit (note 27)	2,298	-
Foreign currency impact	382	518
End of the year	$18,953	$9,001